Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 11,777	$ 9,414
Accounts receivable	3,554	1,557
Inventory, net	2,545	1,471
Prepaid expenses	2,986	4,772
Total current assets	20,862	17,214
Property and equipment, net	2,091	2,231
Right-of-use assets	1,179	1,381
Intangible assets, net	1,127	802
Other assets	466	367
Total assets	25,725	21,995
Current liabilities:
Trade payables	3,391	4,947
Accrued liabilities	10,556	6,377
Short-term lease liabilities	351	370
Other current liabilities	389	142
Total current liabilities	14,687	32,357
Long-term lease liabilities	1,244	1,593
Contingent earnout liability	18,632	0
Warrant liabilities and other long-term liabilities	17,100	369
Total liabilities	51,663	34,319
Convertible Preferred Stock	0	164,006
Equity
Preferred Stock, Convertible preferred stock, Series A, $0.0001 par value per share, $10.00 liquidation value per share. Authorized 10,000,000 and 0 shares at December 31, 2023 and 2022, respectively; issued and outstanding, 4,015,002 and 0 shares at December 31, 2023 and 2022, respectively	0	0
Common stock, $0.0001 par value per share. Authorized 400,000,000 and 30,898,162 shares at December 31, 2023 and 2022, respectively; issued and outstanding 26,413,213 shares and 347,926 shares at December 31, 2023 and 2022, respectively	2	0
Additional paid-in capital	222,437	10,028
Accumulated deficit	(248,377)	(186,358)
Total stockholders' deficit	(25,938)	(176,330)
Total liabilities, convertible preferred stock and stockholders' deficit	25,725	21,995
Series B-2 tranche liabilities
Current liabilities:
Derivative liability, current	0	4,702
Series B-3 warrant liabilities
Current liabilities:
Derivative liability, current	$ 0	$ 15,819